Related Party Transactions (Details) - Schedule of related party balances - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Baiyin Wujinxia [Member]
Interest income
Interest income				$ 5,777
Mr. Guolin Tao [Member]
Amount due to a director
Amount due to a director			167,935		$ 171,443
Yuanchuang Tribe [Member]
Accounts payable
Accounts payable					16,135
Yuanchuang Federation [Member]
Accounts payable
Accounts payable					$ 21,390